Donoghue Forlines Yield Enhanced Real Asset ETF
a series of TrimTabs ETF Trust
(the “Fund”)

Supplement dated May 2, 2022 to the
Statement of Additional Information (“SAI”) dated November 29, 2021

Effective May 2, 2022, the standard fixed creation transaction fee and the standard fixed redemption transaction fee for the Fund, regardless of the number of Creation Units created or redeemed in the transaction, is $300.

Please retain this Supplement with your
Statement of Additional Information for future reference.